Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of RSUs Activity

The following table summarized the RSUs activity and related information for the years ended December 31, 2022, 2023 and 2024:

	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2022	309,071	0.2
Granted	—	—
Forfeited	8,113	0.2
Vested	100,319	0.2
Unvested, December 31, 2022	200,639	0.2
Granted	—	—
Forfeited	21,635	0.2
Vested	89,502	0.2
Unvested, December 31, 2023	89,502	0.2
Granted	—	—
Forfeited	4,250	0.2
Vested	85,252	0.2
Unvested, December 31, 2024	—	—

Schedule of Valuation Assumptions

The option granted on January 1, 2022 was valued using the binomial model with the assistance of an independent valuation firm using the management’s estimates and assumptions. Significant assumptions used in the valuation are set as below:

	January 1, 2022
Spot price on valuation date	US$	96
Expected volatility		137.01%
Risk-free interest rate		1.51%
Dividend yield		0.00%
Forfeiture rate		0.00%

The options granted under the 2022 plan were valued using the Black-Scholes model using the management’s estimates and assumptions. Significant assumptions used in the valuations are set as below:

	For the year ended
	December 31, 2023
Spot price on valuation date	US$	10.6
Expected volatility		120.95%-123.34%
Risk-free interest rate		3.53%-4.28%
Dividend yield		0.00%

Schedule of Share Option Activity

The following table summarizes the share options activity and related information for the years ended December 31, 2022, 2023 and 2024:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2022	—	—	—	—	—
Granted	25,000	0.03	10.0	609.4
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding as of December 31, 2022	25,000	0.03	9.0	609. 4	2,001,626
Vested and exercisable as of December 31, 2022	8,333	0.03	9.0	609.4	667,209
Granted	86,186	0.01	9.3	73.4
Forfeited	21,158	0.03	—	495.7
Exercised	58,789	0.02	—	149.4
Outstanding as of December 31, 2023	31,239	0.01	9.3	73.4	4,004,469
Vested and exercisable as of December 31, 2023	7,152	0.01	9.3	73.4	916,775
Granted	—	—	—	—
Forfeited	5,041	0.01	—	73.4
Exercised	10,041	0.01	—	73.4
Outstanding as of December 31, 2024	16,157	0.01	8.3	73.4	1,039,402
Vested and exercisable as of December 31, 2024	4,865	0.01	8.3	73.4	312,976